Cash Account Trust

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

           e are pleased to provide you with the Cash Account Trust annual report for the year ended April 30, 1998.
W

Your fund's management greatly appreciates your decision to invest in Cash Account Trust. During the past year, the fund registered solid performance and achieved its objective of providing maximum current income consistent with stability of capital.

ECONOMIC REVIEW AND OUTLOOK
The stock market has marched steadily higher, in spite of the meager profit growth in the first quarter. Corporate operating profits edged up only 4.1% -- the slimmest growth in earnings since the fourth quarter of 1991. Investors appear to be looking beyond the depressing earnings results of the first quarter of 1998 and anticipating a resurgence in corporate profitability in the second half of the year. Accompanying the stock market's strong showing are a solid housing market and a rapid plunge in crude-oil prices.

Looking ahead, it will take a while before it becomes clear whether Asian economic weakness is beginning to take a bite out of the economy, and if consumer spending will continue at its rapid pace. Asia's woes have had a positive side, with cheaper imports and soft commodity prices helping to keep inflation in line. This makes the Fed less likely to boost interest rates.

Money market funds such as Cash Account Trust offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the vote of confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

Sincerely,

FRANK J. RACHWALSKI

Frank Rachwalski
Vice President and Portfolio Manager

June 5, 1998
Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Portfolio Manager of Cash Account Trust. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

PORTFOLIO RESULTS
For the year ended April 30, 1998, the fund's three Portfolios had the following net yields:

The Money Market Portfolio had a net yield of 4.71%.

The Government Securities Portfolio had a net yield of 4.68%.

The Tax-Exempt Portfolio had a net yield of 2.87% and a tax-equivalent yield of 4.56%.

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that a portfolio will be able to maintain a stable net asset value of $1.00 per share.

Each Portfolio's net yield for the year ended April 30, 1998, is the sum of the daily dividend rates for the period. The tax-equivalent yield for the Tax-Exempt Portfolio is based on a marginal federal income tax rate of 37.1%. Income from the Tax-Exempt Portfolio may be subject to state and local taxes, and, for some investors, a portion of income may be subject to the alternative minimum tax. Yields are historical and do not represent future yields, which will fluctuate.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

 Cash Account Trust                                                            2

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1998
(Value in thousands)

--------------------------------------------------------------------------------

Corporate Obligations                                Value
BANKING--9.0%
----------------------------------------------------------
Banque Nationale de Paris
  5.57%, 5/15/98                                $   19,957
----------------------------------------------------------
Dresdner US Finance, Inc.
  5.52%, 5/4/98                                     49,977
----------------------------------------------------------
Nordbanken North America, Inc.
  5.57%, 5/28/98                                    24,897
----------------------------------------------------------
Skandinaviska Enskilda Banken
  5.58%, 6/29/98                                    24,773
----------------------------------------------------------
(a)Societe Generale
  5.59%, 7/16/98                                     9,997
----------------------------------------------------------
UBS Finance, Inc.
  5.54%, 5/18/98                                    49,870
----------------------------------------------------------
                                                   179,471

BUSINESS LOANS--22.4%
----------------------------------------------------------
Banner Receivables Corp.
  5.69%, 7/21/98                                    24,684
----------------------------------------------------------
Broadway Capital Corp.
  5.66%, 7/20/98                                     9,876
----------------------------------------------------------
CXC, Inc.
  5.59%, 6/26/98                                    24,785
----------------------------------------------------------
Corporate Asset Funding
  5.56%, 6/10/98                                    24,847
----------------------------------------------------------
Corporate Receivables Corp.
  5.60%, 7/17/98                                    14,822
----------------------------------------------------------
Enterprise Capital Funding Corp.
  5.57%, 6/18/98                                    19,853
----------------------------------------------------------
Falcon Asset Securitization Corp.
  5.60%, 5/5/98                                     24,985
----------------------------------------------------------
Golden Manager's Acceptance Corp.
  5.57%, 5/27/98                                    24,900
----------------------------------------------------------
Gotham Capital Corp.
  5.69%, 7/24/98                                    19,738
----------------------------------------------------------
International Securitization Corp.
  5.59%, 6/12/98                                    24,838
----------------------------------------------------------
Kitty Hawk Funding Corp.
  5.56% - 5.62%, 5/28/98 - 6/10/98                  34,824
----------------------------------------------------------
Madison Funding Corp.
  5.60%, 5/18/98                                     9,974
----------------------------------------------------------
Monte Rosa Capital Corp.
  5.55% - 5.60%, 5/22/98 - 6/4/98                   34,857
----------------------------------------------------------

                                                     Value
Sheffield Receivables Corp.
  5.57%, 5/15/98                                $    9,979
----------------------------------------------------------
Thunder Bay Funding, Inc.
  5.58%, 6/16/98                                    14,894
----------------------------------------------------------
Twin Towers, Inc.
  5.56%, 5/12/98                                    24,958
----------------------------------------------------------
Variable Funding Capital Corp.
  5.56% - 5.59%, 6/11/98 - 6/26/98                  19,851
----------------------------------------------------------
WCP Funding, Inc.
  5.59%, 5/20/98                                    24,927
----------------------------------------------------------
Windmill Funding Corp.
  5.55% - 5.59%, 5/20/98 - 5/21/98                  29,910
----------------------------------------------------------
Wood Street Funding Corp.
  5.56%, 5/28/98                                     9,959
----------------------------------------------------------
Working Capital Management Co., L.P.
  6.27%, 5/1/98                                     20,000
----------------------------------------------------------
                                                   447,461

CAPITAL AND EQUIPMENT LENDING--10.2%
----------------------------------------------------------
Ace Overseas Corp.
  5.63%, 6/8/98                                      9,941
----------------------------------------------------------
(a)American Honda Finance Corp.
  5.67%, 7/23/98                                    10,000
----------------------------------------------------------
(a)Caterpillar Financial Services Corp.
  5.56%, 5/18/98                                    15,000
----------------------------------------------------------
Centric Funding Corp.
  5.58%, 5/19/98                                    14,959
----------------------------------------------------------
Chrysler Financial Corp.
  5.58%, 5/14/98                                    24,950
----------------------------------------------------------
(a)Ford Motor Credit Co.
  5.70%, 5/1/98                                     24,995
----------------------------------------------------------
(a)IBM Credit Corp.
  5.64%, 5/1/98                                     19,997
----------------------------------------------------------
(a)John Deere Capital Corp.
  5.50%, 5/11/98                                    14,993
----------------------------------------------------------
Ranger Funding Corp.
  5.61%, 6/19/98                                    14,887
----------------------------------------------------------
(a)Sanwa Business Credit Corp.
  5.63% - 5.73%, 5/8/98 - 7/15/98                   28,211
----------------------------------------------------------
(a)Sigma Finance, Inc.
  5.63%, 5/1/98                                     25,000
----------------------------------------------------------
                                                   202,933

 Cash Account Trust                                                            3
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
CAPTIVE BUSINESS LENDING--3.4%
----------------------------------------------------------
British Gas Capital, Inc.
  5.57%, 5/15/98                                $   24,946
----------------------------------------------------------
(a)(b)Capital One Funding Corp.
  5.61%, 5/7/98                                      8,372
----------------------------------------------------------
(a)FINOVA Capital Corp.
  5.71%, 5/13/98                                    10,000
----------------------------------------------------------
Prudential Funding Corp.
  5.58%, 5/1/98                                     15,000
(a)  5.59%, 5/11/98                                 10,000
----------------------------------------------------------
                                                    68,318
CONSUMER LENDING--9.9%
----------------------------------------------------------
American Express Credit Corp.
  5.55%, 5/11/98                                    34,946
----------------------------------------------------------
(a)Beneficial Corp.
  5.63%, 5/18/98                                    10,000
----------------------------------------------------------
(a)Federal National Mortgage Association
  5.32%, 5/5/98                                      4,981
----------------------------------------------------------
(b)GMAC Mortgage Corporation of Pennsylvania
  5.84%, 5/1/98                                     18,000
----------------------------------------------------------
(a)Household International, Inc.
  5.56%, 5/29/98                                    19,987
----------------------------------------------------------
J.C. Penney Funding Corp.
  5.58%, 5/29/98                                    34,850
----------------------------------------------------------
Sears Roebuck Acceptance Corp.
  5.58%, 5/8/98                                     19,978
----------------------------------------------------------
(a)Student Loan Marketing Association
  5.47%, 5/5/98                                     29,991
----------------------------------------------------------
Transamerica Finance Corp.
  5.56% - 5.59%, 5/6/98 - 5/13/98                   24,965
----------------------------------------------------------
                                                   197,698

CONSUMER PRODUCTS AND SERVICES--1.7%
----------------------------------------------------------
Coca-Cola Enterprises, Inc.
  5.57% - 5.58%, 6/15/98                            34,759
----------------------------------------------------------
DIVERSIFIED FINANCE--12.5%
----------------------------------------------------------
APEX Funding Corp.
  5.68%, 6/25/98                                    19,828
----------------------------------------------------------
Alpine Securitization Corp.
  5.56%, 6/9/98                                     24,851
----------------------------------------------------------
American General Finance Corp.
  5.54%, 6/3/98                                     24,874
----------------------------------------------------------
Associates Corp. of N.A.
  5.57%, 5/22/98                                    24,919
----------------------------------------------------------

                                                     Value
Barton Capital Corp.
  5.59%, 5/4/98                                 $   19,991
----------------------------------------------------------
(a)CIT Group Holdings, Inc.
  5.59%, 5/1/98                                     14,996
----------------------------------------------------------
Clipper Receivables Corp.
  5.57%, 5/20/98                                    29,913
----------------------------------------------------------
Eureka Securitization, Inc.
  5.59%, 5/20/98                                    24,927
----------------------------------------------------------
General Electric Capital Services, Inc.
  5.57%, 5/7/98                                     19,982
----------------------------------------------------------
Heller Financial, Inc.
  5.89%, 5/19/98                                    14,956
----------------------------------------------------------
Old Line Funding Corp.
  5.57% - 5.59%, 5/7/98 - 6/4/98                    29,908
----------------------------------------------------------
                                                   249,145

FINANCIAL SERVICES--7.2%
----------------------------------------------------------
(a)Bear Stearns Cos., Inc.
  5.63% - 5.66%, 5/6/98 - 5/18/98                   20,000
----------------------------------------------------------
(a)Goldman, Sachs Group, L.P.
  5.58%, 5/1/98                                     20,000
----------------------------------------------------------
(a)Lehman Brothers Holdings, Inc.
  5.71%, 5/20/98                                    15,000
----------------------------------------------------------
(a)Merrill Lynch & Co., Inc.
  5.64%, 5/4/98                                     18,000
----------------------------------------------------------
(a)Morgan Stanley Dean Witter, Discover & Co.
  5.65% - 5.67%, 5/8/98 - 6/18/98                   21,003
----------------------------------------------------------
Nomura Holding America, Inc.
  5.75%, 7/29/98                                    14,790
----------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
(a)  5.76%, 5/4/98                                  10,000
  5.55%, 6/5/98                                     24,866
----------------------------------------------------------
                                                   143,659

HEALTH CARE--1.3%
----------------------------------------------------------
Baxter International, Inc.
  5.56% - 5.62%, 5/7/98 - 5/27/98                   24,931
----------------------------------------------------------

MUNICIPAL AND STATE OBLIGATIONS--1.6%
----------------------------------------------------------
Oakland-Alameda County
  5.58% - 5.61%, 6/4/98 - 6/12/98                   30,000
----------------------------------------------------------
(a)Texas, General Obligation
  5.59%, 5/7/98                                      2,255
----------------------------------------------------------
                                                    32,255

 Cash Account Trust                                                            4
--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
Investments at April 30, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                     Value
UTILITIES--.8%
----------------------------------------------------------
Brazos River Authority, Texas
  5.58%, 6/15/98                                $   15,000
----------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS--80.0%
(average maturity: 78 days)                      1,595,630
----------------------------------------------------------
BANK OBLIGATIONS
CERTIFICATES OF DEPOSIT AND BANK NOTES--
U.S. BANKS--12.1%
----------------------------------------------------------
(a)American Express Centurion Bank
  5.64%, 5/5/98                                     10,000
----------------------------------------------------------
(a)AmSouth Bank of Alabama
  5.55%, 5/26/98                                     9,998
----------------------------------------------------------
Bank of America N.A.
  5.54%, 6/23/98                                    25,000
----------------------------------------------------------
(a)Bank One
  5.70%, 5/5/98                                     19,995
----------------------------------------------------------
(a)Bankers Trust Co.
  5.61%, 5/1/98                                      9,996
----------------------------------------------------------
(a)Comerica Bank
  5.55%, 6/22/98                                     9,997
----------------------------------------------------------
(a)CoreStates Bank, N.A.
  5.61%, 5/15/98                                    10,000
----------------------------------------------------------
(a)First National Bank of Boston
  5.67%, 5/1/98                                     12,500
----------------------------------------------------------
(a)First USA Bank
  5.99%, 6/29/98                                    10,022
----------------------------------------------------------
(a)Key Bank, N.A.
  5.67%, 5/4/98                                     19,996
----------------------------------------------------------
MBNA America Bank, N.A.
  5.58%, 5/5/98                                     20,000
----------------------------------------------------------
(a)Mellon Bank, N.A.
  5.54%, 5/7/98                                     19,998
----------------------------------------------------------
Nationsbank, N.A.
  5.55%, 7/16/98                                    25,000
----------------------------------------------------------
(a)Old Kent Bank
  5.56%, 7/13/98                                    14,997
----------------------------------------------------------
(a)PNC Bank, N.A.
  5.57%, 5/1/98                                     14,991
----------------------------------------------------------
U.S. Bancorp
  5.55%, 7/22/98                                    10,000
----------------------------------------------------------
                                                   242,490

                                                     Value
CERTIFICATES OF DEPOSIT--FOREIGN BANKS--4.3%
----------------------------------------------------------
(a)Banque Nationale de Paris
  5.72%, 5/4/98                                 $   25,000
----------------------------------------------------------
Deutsche Bank Financial, Inc.
  5.55%, 7/20/98                                    25,000
----------------------------------------------------------
(a)National Bank of Canada
  5.62%, 5/5/98                                      9,998
----------------------------------------------------------
Toronto-Dominion Bank
  5.55%, 6/17/98                                    25,000
----------------------------------------------------------
                                                    84,998
----------------------------------------------------------

TOTAL BANK OBLIGATIONS--16.4%
(average maturity: 34 days)                        327,488
----------------------------------------------------------

(c)REPURCHASE AGREEMENTS--3.8%
(Dated 4/98, collateralized by Federal Home
Loan
Mortgage Corp. and Federal National Mortgage
Association securities)
----------------------------------------------------------
Salomon Brothers, Inc.
(held at The Bank of New York)
  5.52% - 5.53%, 5/12/98 - 7/15/98
(average maturity: 55 days)                         75,000
----------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(average maturity: 70 days)                      1,998,118
----------------------------------------------------------

LIABILITIES, LESS CASH AND OTHER ASSETS--(.2)%      (3,061)
----------------------------------------------------------

NET ASSETS--100%                                $1,995,057
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            5

--------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO
Investments at April 30, 1998
(Value in thousands)

--------------------------------------------------------------------------------

Short-Term Notes                                     Value
(Issued or guaranteed by U.S. Government
agencies or instrumentalities)
----------------------------------------------------------
(a)Export-Import Bank of the United States
  Kuwait Investment Authority
    5.67%, 5/13/98                                $  3,899
----------------------------------------------------------
(a)Federal Farm Credit Banks
    5.61%, 5/1/98                                   12,000
----------------------------------------------------------
(a)Federal Home Loan Bank
    5.42% - 5.60%, 5/2/98 - 5/5/98                  32,190
----------------------------------------------------------
(a)Federal Home Loan Mortgage Corp.
    5.90%, 5/1/98                                    2,401
----------------------------------------------------------
(a)Federal National Mortgage Association
    5.25% - 6.00%, 5/1/98 - 5/5/98                  71,398
----------------------------------------------------------
(a)Overseas Private Investment Corp.
  Omolon
    5.57%, 5/5/98                                   23,111
----------------------------------------------------------
(a)Student Loan Marketing Association
    5.36%, 5/5/98                                  123,747
----------------------------------------------------------
TOTAL SHORT-TERM NOTES--33.4%
(average maturity: 6 days)                         268,746
----------------------------------------------------------
(c)REPURCHASE AGREEMENTS
(Dated 3/98 and 4/98, collateralized by Federal
Home Loan Mortgage Corp., Federal National
Mortgage Association and Government National
Mortgage Association securities)
----------------------------------------------------------
Bear, Stearns & Co., Inc.
    5.52% - 5.56%, 5/6/98 - 6/10/98                 56,000
----------------------------------------------------------
CS First Boston, Inc.
(held at The Chase Manhattan Bank)
    5.54% - 5.57%, 5/1/98 - 6/24/98                 38,000
----------------------------------------------------------

                                                     Value
Chase Securities, Inc.
(held at The Chase Manhattan Bank)
    5.51% - 5.58%, 5/13/98 - 5/27/98              $107,000
----------------------------------------------------------
Goldman, Sachs & Co.
(held at The Bank of New York)
    5.54%, 5/1/98                                   35,000
----------------------------------------------------------
Lehman Government Securities, Inc.
(held at The Chase Manhattan Bank)
    5.50% - 5.52%, 6/17/98 - 7/8/98                 39,000
----------------------------------------------------------
Morgan Stanley & Co., Inc.
(held at The Bank of New York)
    5.54% - 5.56%, 8/12/98 - 8/19/98                40,000
----------------------------------------------------------
Nomura Securities International, Inc.
(held at The Bank of New York)
    5.52% - 5.55%, 5/20/98 - 6/17/98               116,000
----------------------------------------------------------
Salomon Brothers, Inc.
(held at The Bank of New York)
    5.51% - 5.57%, 5/6/98 - 6/24/98                106,000
----------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS--66.7%
(average maturity: 34 days)                        537,000
----------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(average maturity: 24 days)                        805,746
----------------------------------------------------------

LIABILITIES, LESS OTHER ASSETS--(.1)%               (1,181)
----------------------------------------------------------

NET ASSETS--100%                                  $804,565
----------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

 Cash Account Trust                                                            6

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at April 30, 1998
(Value in thousands)

--------------------------------------------------------------------------------

(a)Variable Rate Demand Securities                Value
ARIZONA
---------------------------------------------------------
Apache County
Industrial Development Authority
    4.20%                                        $ 10,400
ARKANSAS
---------------------------------------------------------
Little River County
Solid Waste Disposal Revenue
    5.00%                                           2,500
CALIFORNIA
---------------------------------------------------------
Economic Development Authority
    4.65%                                           5,500
---------------------------------------------------------
Los Angeles
Harbor Improvement Corp.
    4.40%                                           6,500
DISTRICT OF COLUMBIA
---------------------------------------------------------
American Public Health Association
    4.10%                                           6,585
---------------------------------------------------------
General Obligation
    4.35%                                           3,000
FLORIDA
---------------------------------------------------------
Alachua County
Health Facilities Authority
    4.13%                                           2,300
---------------------------------------------------------
Dade County
Capital Asset Acquisition Bonds
    4.65%                                           4,160
---------------------------------------------------------
Hillsborough County
Industrial Development Authority
    4.40%                                           1,400
---------------------------------------------------------
Jacksonville
Industrial Development Revenue
    3.90%                                           4,900
---------------------------------------------------------
Orange County
Health Facilities Authority
    4.10%                                           8,000
GEORGIA
---------------------------------------------------------
Fulton County
Morehouse College
    4.10%                                           2,000
---------------------------------------------------------
Gainesville - Riverside
Redevelopment Authority
    4.25%                                           3,000
---------------------------------------------------------
Laurens County
Development Revenue
    4.25%                                           4,000

                                                  Value
ILLINOIS
---------------------------------------------------------
Development Finance Authority
  Adventist Health System
    4.20%                                        $  4,000
  Pollution Control Revenue
    4.15%                                           3,000
---------------------------------------------------------
Industrial Development Finance Authority
    4.65%                                           2,000
---------------------------------------------------------
Student Assistance Commission
    4.20%                                           1,000
---------------------------------------------------------
Elgin
Judson College Project
    4.25%                                           3,730
---------------------------------------------------------
Rockford
Industrial Project Revenue
    4.40%                                           2,300
---------------------------------------------------------
INDIANA
---------------------------------------------------------
Health Facility Financing Authority
    4.15%                                           3,000
---------------------------------------------------------
Ossian
Economic Development Revenue
    4.25%                                           1,000
KENTUCKY
---------------------------------------------------------
Bowling Green
Industrial Building Revenue
    4.95%                                           2,400
---------------------------------------------------------
Mayfield
Multi-City Lease Revenue
    4.15%                                           5,000
LOUISIANA
---------------------------------------------------------
Public Facilities Authority
    4.65%                                           4,080
---------------------------------------------------------
Lafayette
Economic Development Authority
    4.25%                                           2,500
MARYLAND
---------------------------------------------------------
Health and Higher Educational Facilities
Authority
    4.15%                                           6,000
NORTH CAROLINA
---------------------------------------------------------
Medical Care Commission
Hospital Revenue
    4.15%                                           5,000
---------------------------------------------------------
Winston-Salem
Multi-Family Housing
    4.25%                                           3,000

 Cash Account Trust                                                            7
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at April 30, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                  Value
OHIO
---------------------------------------------------------
Butler County
Industrial Development Revenue
    4.25%                                        $  2,800
---------------------------------------------------------
Hancock County
Multi-Family Housing
    4.25%                                           6,150
---------------------------------------------------------
Medina County
Health Care Facilities Revenue
    4.15%                                           4,500
OREGON
---------------------------------------------------------
Economic Development Revenue
    4.30%                                           4,275
PENNSYLVANIA
---------------------------------------------------------
Delaware County
Redevelopment Authority
    5.07%                                           5,000
---------------------------------------------------------
Emmaus
General Authority Revenue
    4.20%                                           2,000
---------------------------------------------------------
Lehigh County
Industrial Development Authority
    3.75%                                           5,000
---------------------------------------------------------
Schuylkill County
Industrial Development Authority
    4.05%                                           5,000
TENNESSEE
---------------------------------------------------------
Clarksville
Public Building Authority
    4.10%                                          11,100
---------------------------------------------------------
Maury County
Industrial Development Board
    4.45%                                           2,000
TEXAS
---------------------------------------------------------
Brazos River Authority
Pollution Control Revenue
    4.40%                                           6,100
---------------------------------------------------------
Harris County
Health Facilities Development Corp.
    4.13%                                           5,400
---------------------------------------------------------
Tarrant County
Industrial Development Revenue
    4.25%                                           5,000
VIRGINIA
---------------------------------------------------------
Loudoun County
Industrial Development Authority
    4.25%                                           3,000

                                                  Value
WASHINGTON
---------------------------------------------------------
Port Angeles
Industrial Development Corp.
    4.95%                                        $  3,500
---------------------------------------------------------
Port of Vancouver
    4.60%                                           2,000
WISCONSIN
---------------------------------------------------------
Eau Claire
Solid Waste Disposal Revenue
    4.25%                                           1,800
---------------------------------------------------------

TOTAL VARIABLE RATE
DEMAND SECURITIES--50.8%
(average maturity: 7 days)                        186,880
---------------------------------------------------------

OTHER SECURITIES
ALASKA
---------------------------------------------------------
Valdez
Marine Terminal Revenue
    3.65%, 5/14/98                                  7,000
ARIZONA
---------------------------------------------------------
Salt River Project
Agricultural Improvement and Power District
    3.70%, 5/11/98                                  6,000
DISTRICT OF COLUMBIA
---------------------------------------------------------
Student Loan Revenue
    3.93%, 7/1/98                                   3,000
FLORIDA
---------------------------------------------------------
Jacksonville
Electric Authority
    3.45% - 3.60%, 5/13/98 - 7/13/98               15,800
---------------------------------------------------------
Sunshine State
Governmental Financing Commission
    3.60% - 3.65%, 5/8/98 - 8/12/98                 9,000
GEORGIA
---------------------------------------------------------
Municipal Electric Authority
    3.55% - 3.70%, 6/24/98 - 8/13/98                5,500
ILLINOIS
---------------------------------------------------------
Education Facilities Authority
    3.60% - 3.65%, 7/21/98 - 7/22/98                6,009
---------------------------------------------------------
Health Facilities Authority
    3.40%, 5/14/98                                  8,500

 Cash Account Trust                                                            8
--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO
Investments at April 30, 1998
(Value in thousands)

--------------------------------------------------------------------------------

                                                  Value
INDIANA
---------------------------------------------------------
Jasper County
Pollution Control Revenue
    3.60% - 3.65%, 7/14/98 - 7/21/98             $  4,100
---------------------------------------------------------
Sullivan
Pollution Control Revenue
    3.60%, 7/20/98                                 10,000
KENTUCKY
---------------------------------------------------------
Danville
Multi-City Lease Revenue
    3.60%, 6/12/98                                  4,260
---------------------------------------------------------
Pendleton County
Multi-County Lease Revenue
    3.50% - 3.60%, 5/13/98 - 6/12/98                5,335
MARYLAND
---------------------------------------------------------
Anne Arundel County
Port Facilities Revenue
    3.55%, 8/13/98                                  4,700
MICHIGAN
---------------------------------------------------------
Strategic Fund Limited Obligation Revenue
    3.80%, 8/14/98                                  2,000
MISSISSIPPI
---------------------------------------------------------
Claiborne County
Pollution Control Revenue
    3.50%, 8/13/98                                  4,700
MISSOURI
---------------------------------------------------------
Health and Educational Facilities Authority
    3.70%, 5/12/98                                  5,300
---------------------------------------------------------
Independence
Water Utility Revenue
    3.60%, 5/13/98                                  4,000
NEBRASKA
---------------------------------------------------------
Omaha Public Power
    3.60% - 3.65%, 7/14/98 - 7/21/98                7,300
NEW JERSEY
---------------------------------------------------------
Tax and Revenue Anticipation Notes
    3.60%, 5/13/98                                  7,000
NEW YORK
---------------------------------------------------------
Power Authority
    3.80%, 7/21/98 - 7/23/98                        6,000
---------------------------------------------------------
New York City
Municipal Water Finance Authority
    3.45% - 3.70%, 5/7/98 - 5/8/98                 10,000

                                                  Value
OKLAHOMA
---------------------------------------------------------
Oklahoma County
Industrial Authority
    4.20%, 6/1/98                                $  4,840

PENNSYLVANIA
---------------------------------------------------------
Allegheny County
Industrial Development Authority
    3.50%, 6/10/98                                  7,700

TEXAS
---------------------------------------------------------
Tax Anticipation Notes
    3.69%, 8/31/98                                  3,010
---------------------------------------------------------
Austin
Combined Utility Systems
    3.55%, 6/12/98                                  4,000
---------------------------------------------------------
Brazoria County
Brazos River Harbor Navigation District
    3.60%, 6/11/98                                  5,350
---------------------------------------------------------
Dallas
Area Rapid Transit
    3.60% - 3.65%, 5/12/98 - 7/21/98               10,000
---------------------------------------------------------
Houston
Water and Sewer System
    3.40%, 5/13/98                                  6,000

VIRGINIA
---------------------------------------------------------
Louisa County
Industrial Development Authority
    3.55%, 6/12/98                                  1,000
---------------------------------------------------------

TOTAL OTHER SECURITIES--48.2%
(average maturity: 47 days)                       177,404
---------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(average maturity: 27 days)                       364,284
---------------------------------------------------------

CASH AND OTHER ASSETS,
LESS LIABILITIES--1.0%                              3,857
---------------------------------------------------------

NET ASSETS--100%                                 $368,141
---------------------------------------------------------

 Cash Account Trust                                                            9

--------------------------------------------------------------------------------
NOTES TO PORTFOLIOS OF INVESTMENTS

--------------------------------------------------------------------------------

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate securities. The rates shown are the current rates at April 30, 1998. The dates shown represent the demand date or the next interest rate change date. Securities in the Tax-Exempt Portfolio shown without a date are payable within five business days and are backed by credit support agreements from banks or insurance institutions.

(b) Illiquid securities. At April 30, 1998, the aggregate value of illiquid securities was $26,372,000 in the Money Market Portfolio, which represented 1.3% of net assets.

(c) Repurchase agreements are fully collateralized by U.S. Government securities. All collateral is held at the Fund's custodian bank, Investors Fiduciary Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Fund so that its market value exceeds the carrying value of the repurchase agreement.

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           10

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

--------------------------------------------------------------------------------

THE BOARD OF TRUSTEES AND SHAREHOLDERS
CASH ACCOUNT TRUST

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising, respectively, the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 1998, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting Cash Account Trust at April 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1994, in conformity with generally accepted accounting principles.

                                                  ERNST & YOUNG LLP

Chicago, Illinois
June 16, 1998

 Cash Account Trust                                                           11

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
April 30, 1998
(in thousands)

--------------------------------------------------------------------------------

                                                                MONEY           GOVERNMENT
                                                                MARKET          SECURITIES        TAX-EXEMPT
                           ASSETS                             PORTFOLIO         PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------
Investments, at amortized cost:
  Short-term securities                                       $1,923,118         268,746            364,284
-------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                           75,000         537,000                 --
-------------------------------------------------------------------------------------------------------------
  Cash                                                             2,939              --              1,546
-------------------------------------------------------------------------------------------------------------
Receivable for:
  Interest                                                         3,341           4,249              1,695
-------------------------------------------------------------------------------------------------------------
  Securities sold                                                     --              --              2,500
-------------------------------------------------------------------------------------------------------------
  Fund shares sold                                                    22               6                 11
-------------------------------------------------------------------------------------------------------------
    Total assets                                               2,004,420         810,001            370,036
-------------------------------------------------------------------------------------------------------------

LIABILITIES AND NET ASSETS
-------------------------------------------------------------------------------------------------------------
Cash overdraft                                                        --           2,711                 --
-------------------------------------------------------------------------------------------------------------
Payable for:
  Dividends                                                        2,266             922                291
-------------------------------------------------------------------------------------------------------------
  Fund shares redeemed                                             5,680           1,015              1,094
-------------------------------------------------------------------------------------------------------------
  Management fee                                                      27              --                 49
-------------------------------------------------------------------------------------------------------------
  Distribution services fee                                          288             375                160
-------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses           1,044             300                170
-------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                            58             113                131
-------------------------------------------------------------------------------------------------------------
    Total liabilities                                              9,363           5,436              1,895
-------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $1,995,057         804,565            368,141
-------------------------------------------------------------------------------------------------------------

THE PRICING OF SHARES
-------------------------------------------------------------------------------------------------------------
Shares outstanding                                             1,995,057         804,565            368,141
-------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per share                     $1.00            1.00               1.00
-------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

 Cash Account Trust                                                           12

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Year ended April 30, 1998
(in thousands)

--------------------------------------------------------------------------------

                                                                 MONEY                GOVERNMENT
                                                                 MARKET               SECURITIES            TAX-EXEMPT
                                                               PORTFOLIO              PORTFOLIO              PORTFOLIO
                                                              ---------------------------------------------------------
INTEREST INCOME                                                 $74,993                 39,199                12,670
-----------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fee                                                  2,463                  1,301                   630
-----------------------------------------------------------------------------------------------------------------------
  Distribution services fee                                       7,871                  4,158                 1,678
-----------------------------------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses          3,764                  1,336                   729
-----------------------------------------------------------------------------------------------------------------------
  Registration costs                                                137                    195                    80
-----------------------------------------------------------------------------------------------------------------------
  Professional fees                                                  26                     23                    10
-----------------------------------------------------------------------------------------------------------------------
  Reports to shareholders                                            98                     39                    15
-----------------------------------------------------------------------------------------------------------------------
  Trustees' fees and other                                           30                     25                    15
-----------------------------------------------------------------------------------------------------------------------
    Total expenses before expense waiver                         14,389                  7,077                 3,157
-----------------------------------------------------------------------------------------------------------------------
  Less expenses waived by the investment manager                 (1,253)                  (281)                 (100)
-----------------------------------------------------------------------------------------------------------------------
    Total expenses absorbed by the Portfolio                     13,136                  6,796                 3,057
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                           $61,857                 32,403                 9,613
-----------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
Years ended April 30, 1998 and 1997
(in thousands)

--------------------------------------------------------------------------------

                                                          MONEY MARKET               GOVERNMENT              TAX-EXEMPT
                                                    -------PORTFOLIO--------   -SECURITIES-PORTFOLIO-   ------PORTFOLIO------
                                                       1998          1997         1998        1997         1998        1997
                                                    ------------------------   ----------------------   ---------------------
OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
Net investment income                               $    61,857       24,710       32,403      16,267        9,613      2,809
-----------------------------------------------------------------------------------------------------------------------------
Net realized loss                                            --       (1,416)          --          --           --         --
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized depreciation                            --        1,416           --          --           --         --
-----------------------------------------------------------------------------------------------------------------------------
Dividends to shareholders from net investment
income                                                  (61,857)     (24,710)     (32,403)    (16,267)      (9,613)    (2,809)
-----------------------------------------------------------------------------------------------------------------------------
Capital share transactions (dollar amounts and
number of shares are the same):
Shares sold                                           8,930,862    2,030,788    2,218,979   1,283,520    1,715,561    446,705
-----------------------------------------------------------------------------------------------------------------------------
Shares issued in reinvestment of dividends               60,295       24,932       31,996      16,766        9,465      2,925
-----------------------------------------------------------------------------------------------------------------------------
                                                      8,991,157    2,055,720    2,250,975   1,300,286    1,725,026    449,630
Shares redeemed                                      (7,581,047)  (1,925,798)  (1,990,911)   (945,704)  (1,577,676)  (295,820)
-----------------------------------------------------------------------------------------------------------------------------
Net increase from capital share transactions and
total increase in net assets                          1,410,110      129,922      260,064     354,582      147,350    153,810
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of year                                       584,947      455,025      544,501     189,919      220,791     66,981
-----------------------------------------------------------------------------------------------------------------------------
End of year                                         $ 1,995,057      584,947      804,565     544,501      368,141    220,791
-----------------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Cash Account Trust (the Fund) is an open-end management investment company organized as a business trust under the laws of Massachusetts currently offering three series of shares (Portfolios). The Money Market Portfolio invests primarily in short-term high quality obligations of major banks and corporations. The Government Securities Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Tax-Exempt Portfolio invests in short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

EXPENSES
Expenses arising in connection with a Portfolio are allocated to that Portfolio. Other Fund expenses are allocated among the Portfolios in proportion to their relative net assets.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, each Portfolio determines its net asset value per share (NAV) by dividing the total value of the Portfolio's investments and other assets, less liabilities, by the number of Portfolio shares outstanding. The NAV is determined at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Chicago time for the Money Market Portfolio, at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Chicago time for the Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Chicago time for the Tax-Exempt Portfolio. Each Portfolio declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Portfolio.

FEDERAL INCOME TAXES
Each Portfolio has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGER COMBINATION
Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's Board

 Cash Account Trust                                                           14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of Trustees and by the Fund's shareholders. The new management agreement, which was effective December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

MANAGEMENT AGREEMENT
The Fund has a management agreement with Scudder Kemper and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the year ended April 30, 1998, the Fund incurred management fees of $4,133,000 after an expense waiver by Scudder Kemper.

DISTRIBUTION AGREEMENT
The Fund also has an administration, shareholder services and distribution agreement with KDI. For its services as primary distributor, the Fund pays KDI an annual fee of .60% of average daily net assets for the Money Market and Government Securities Portfolios and .50% of average daily net assets for the Tax-Exempt Portfolio. For the year ended April 30, 1998, the Fund incurred distribution fees of $12,334,000 after an expense waiver by Scudder Kemper. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms based on the average daily net assets of those accounts they maintain and service at an annual rate of .60% for the Money Market and Government Securities Portfolios, and .50% for the Tax-Exempt Portfolio. During the year ended April 30, 1998, KDI paid fees of $13,739,000 to various firms pursuant to the related service agreements.

SHAREHOLDER SERVICES AGREEMENT
Pursuant to a services agreement with the Fund's transfer agent, KSvC is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $4,230,000 for the year ended April 30, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the year ended April 30, 1998, the Fund made no payments to its officers and incurred trustees' fees of $31,000 to independent trustees.

EXPENSE ABSORPTION
For the period from May 1, 1997 through May 31, 1997, the investment manager agreed to limit the Portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio (1.00%), Government Securities Portfolio (.95%) and Tax-Exempt Portfolio (.85%). Beginning in June 1997, the expense limits were increased to the following percentages: Government Securities Portfolio (1.00%) and Tax-Exempt Portfolio (.95%). For the year ended April 30, 1998, Scudder Kemper absorbed expenses of $1,634,000.

 Cash Account Trust                                                           15

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                Year ended April 30,
                                                             ----------------------------------------------------------
                   MONEY MARKET PORTFOLIO                       1998         1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                $1.00        1.00        1.00        1.00        1.00
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                               .05         .05         .05         .04         .02
-----------------------------------------------------------------------------------------------------------------------
Less dividends declared                                             .05         .05         .05         .04         .02
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $1.00        1.00        1.00        1.00        1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       4.85%       4.60        4.96        4.38        2.42
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                      1.00%       1.00        1.00         .99         .93
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                              4.71%       4.51        4.83        4.54        2.48
-----------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           1.10%       1.03        1.05        1.05        1.20
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                              4.61%       4.48        4.78        4.48        2.21
-----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                     $1,995,057     584,947     455,025     378,551     156,153
-----------------------------------------------------------------------------------------------------------------------

NOTE:
The Money Market Portfolio's total returns for the years ended April 30, 1996 and 1995 include the effect of a capital contribution from the investment manager. Without the capital contribution, the total returns would have been 4.80% and 4.16%, respectively.

                                                                              Year ended April 30,
                                                             ------------------------------------------------------
              GOVERNMENT SECURITIES PORTFOLIO                  1998        1997        1996        1995       1994
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                              $1.00        1.00        1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                      .05         .05         .05        .04        .02
-------------------------------------------------------------------------------------------------------------------
Less dividends declared                                           .05         .05         .05        .04        .02
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                    $1.00        1.00        1.00       1.00       1.00
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     4.78%       4.69        5.01       4.37       2.49
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                     .98%        .92         .90        .90        .84
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.68%       4.59        4.88       4.66       2.47
-------------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                         1.02%        .99        1.06       1.05       1.22
-------------------------------------------------------------------------------------------------------------------
Net investment income                                            4.64%       4.52        4.72       4.51       2.09
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                     $804,565     544,501     189,919     138,020    30,829
-------------------------------------------------------------------------------------------------------------------

 Cash Account Trust                                                           16

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                            Year ended April 30,
                                                              -------------------------------------------------
TAX-EXEMPT PORTFOLIO                                            1998       1997       1996      1995      1994
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                               $1.00       1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------
Net investment income and dividends declared                       .03        .03       .03       .03       .02
---------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .03        .03       .03       .03       .02
---------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $1.00       1.00      1.00      1.00      1.00
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      2.92%      2.82      3.16      2.80      1.84
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses after expense waiver                                      .91%       .81       .78       .76       .74
---------------------------------------------------------------------------------------------------------------
Net investment income                                             2.87%      2.78      3.10      3.00      1.82
---------------------------------------------------------------------------------------------------------------
OTHER RATIOS TO AVERAGE NET ASSETS:
Expenses                                                           .94%       .96       .98       .93      1.20
---------------------------------------------------------------------------------------------------------------
Net investment income                                             2.84%      2.63      2.90      2.83      1.36
---------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets at end of year (in thousands)                      $368,141    220,791    66,981    67,748    16,991
---------------------------------------------------------------------------------------------------------------

NOTE FOR ALL PORTFOLIOS:

Scudder Kemper has agreed to temporarily waive certain operating expenses. The Other Ratios to Average Net Assets are computed without this expense waiver.

FEDERAL TAX STATUS OF 1998 DIVIDENDS

All of the dividends from the Money Market and Government Securities Portfolios are taxable as ordinary income. All of the dividends from the Tax-Exempt Portfolio constitute tax-exempt interest which is not taxable for federal income tax purposes; however, a portion of the dividends may be includable in the alternative minimum tax calculation.

These dividends, whether received in cash or reinvested in shares, must be included in your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department Regulations.

 Cash Account Trust                                                           17

--------------------------------------------------------------------------------
SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Cash Account Trust shareholders were asked to vote on five separate issues: election of nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc., and approval of changes in investment policies. The results are as follows:

ITEM 1: ELECTION OF THE BOARD OF TRUSTEES.

                          AFFIRMATIVE      WITHHELD
----------------------------------------------------
CASH ACCOUNT TRUST
DAVID W. BELIN           1,432,231,962    15,343,337
LEWIS A. BURNHAM         1,433,039,999    14,535,300
DONALD L. DUNAWAY        1,433,147,541    14,427,757
ROBERT B. HOFFMAN        1,433,271,800    14,303,498
DONALD R. JONES          1,432,821,471    14,753,827
SHIRLEY D. PETERSON      1,432,999,457    14,575,841
DANIEL PIERCE            1,433,047,792    14,527,506
WILLIAM P. SOMMERS       1,433,338,660    14,236,638
EDMOND D. VILLANI        1,433,076,252    14,499,047

ITEM 2: SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS.

 AFFIRMATIVE     AGAINST     ABSTAIN
--------------------------------------
1,430,594,128   6,633,518   10,347,652

ITEM 3: NEW INVESTMENT MANAGEMENT AGREEMENT.

AFFIRMATIVE    AGAINST     ABSTAIN
------------------------------------
              MONEY MARKET PORTFOLIO
593,221,921   6,983,642    8,501,418
     GOVERNMENT SECURITIES PORTFOLIO
579,526,650   5,707,549    6,736,338
                TAX-EXEMPT PORTFOLIO
242,132,369   1,954,693    2,855,718

ITEM 4: NEW RULE 12B-1 DISTRIBUTION PLAN.

AFFIRMATIVE    AGAINST     ABSTAIN
------------------------------------
              MONEY MARKET PORTFOLIO
585,079,957   12,811,496  10,770,528
     GOVERNMENT SECURITIES PORTFOLIO
572,103,136   10,633,491   9,233,911
                TAX-EXEMPT PORTFOLIO
240,141,819   3,106,309    3,694,652

ITEM 5: APPROVAL OF CHANGES IN INVESTMENT POLICIES.

AFFIRMATIVE    AGAINST     ABSTAIN
------------------------------------
MONEY MARKET PORTFOLIO
209,238,761   11,408,221  12,596,211
GOVERNMENT SECURITIES PORTFOLIO
191,001,287   10,229,001  10,336,837
TAX-EXEMPT PORTFOLIO
88,377,580    2,587,263    3,639,125

                                         CASH ACCOUNT
                                         TRUST

                                         ANNUAL
                                         REPORT
                                         APRIL 30, 1998

Principal Underwriter:
Kemper Distributors, Inc.
222 South Riverside Plaza, Chicago, IL 60606 www.kemper.com

This report is not to be distributed unless preceded or accompanied by a prospectus.

CAT-2 1048240 6/98               (LOGO)

            Printed on recycled paper.